Document and Entity Information (USD $)	3 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	CHINA GOLDEN STAR HOLDINGS LTD
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Amendment Description	xbrl
Entity Central Index Key	0001499320
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		400,000
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

CHINA GOLDEN STAR LIMITED - BALANCE SHEETS (USD $)	Sep. 30, 2011	Jun. 30, 2010
Cash and cash equivalents	$ 770	$ 20
Total current assets	770	20
Total Assets	770	20
Notes payable	3,825	1,575
Total current liabilities	3,825	1,575
Additional paid-in capital	6,000	6,000
Retained earnings	(9,055)	(7,555)
Total stockholders equity	(3,055)	(1,555)
TOTAL LIABILITIES AND EQUITY	$ 770	$ 20

CHINA GOLDEN STAR LIMITED - STATEMENTS OF INCOME (USD $)	3 Months Ended		15 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
General and administrative expenses	$ 1,500	$ 250	$ 9,055
Total operating expenses	1,500	250	9,055
Income (loss) from operations	$ (1,500)	$ (250)	$ (9,055)
Basic and diluted earnings per share	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding	400,000	400,000	400,000

CHINA GOLDEN STAR LIMITED - STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		15 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Income (loss) from operations	$ (1,500)	$ (250)	$ (9,055)
Net cash provided by/(used in) operating activities	(1,500)		(9,055)
Proceeds from sale of stock			6,000
Proceeds from note payable	2,250		3,825
Net cash provided by/(used in) financing activities	2,250		9,825
Net increase in cash and cash equivalents	750		770
Cash and cash equivalents- beginning of period	20	3,945
Cash and cash equivalents- end of period	$ 770	$ 3,945	$ 770

Interim Reporting	3 Months Ended
Sep. 30, 2011
Interim Reporting
Quarterly Financial Information [Text Block]

NOTE 1 – CONDENSED FINANCIAL STATEMENTS

The Company was organized in the British Virgin Islands on June 11, 2010 under the same name. The Company is a development stage Company.  The Company is in the development stage as defined in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 915 "Development Stage Entities".  The fiscal year end is June 30.

The Company filed a Form 10 registration statement on August 30, 2010 with the Securities and Exchange Commission (SEC) pursuant to Section 12(g) of the Securities Exchange Act of 1934.  The registration statement has become effective as of October 29, 2010.

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at September 30, 2011 and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s June 30, 2011 audited financial statements.  The results of operations for the periods ended September 30, 2011 is not necessarily indicative of the operating results for the full years.

Accounting Policies	3 Months Ended
Sep. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of significant accounting policies of China Golden Star Holdings Limited (the Company), a Company organized in the British Virgin Islands (A Development Stage Company) (The Company) is presented to assist in understanding The Company’s financial statements. The accounting policies presented in these footnotes conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the accompanying financial statements. These financial statements and notes are representations of the Company’s management who are responsible for their integrity and objectivity. The Company has not realized revenues from its planned principal business purpose and is considered to be in its development state in accordance with ASC 915, “Development Stage Entities”, formerly known as SFAS 7, “Accounting and Reporting by Development State Enterprises.”

Commitment and Contingencies	3 Months Ended
Sep. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

NOTE 3 – GOING CONCERN AND PLAN OF OPERATION

The Company's financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.   The Company is in the development stage and has not earned any revenues from operations to date. These conditions raise substantial doubt about its ability to continue as a going concern.

The Company is currently devoting its efforts to locating merger candidates.  The Company's ability to continue as a going concern is dependent upon its ability to develop additional sources of capital, locate and complete a merger with another Company, and ultimately, achieve profitable operations. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Related Party Disclosures	3 Months Ended
Sep. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 5 – NOTE PAYABLE FROM SHAREHOLDER – MILLENNIUM GROUP, INC.

The Company received loans from sole shareholder, Millennium Group, Inc. totaling  $2,250 during the quarter ended September 30, 2011 to fund the operations. This non-interest bearing loan is unsecured and due on demand. As such it is included in current liabilities as of September 30, 2011. Imputed interest has been considered, but was determined to be immaterial to the financial statements as a whole.

Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 6 – SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date of this filing and determined there are no events to disclose.